Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term borrowings	$ 13,963	$ 27,877	$ 29,893
Short-term borrowings, interest rate, at year end	0.43%	0.27%	0.19%
Short-term borrowings, average for the year	$ 19,906	$ 27,960	$ 30,252
Short-term borrowings, interest rate, average for the year	1.34%	0.89%	0.88%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 447	$ 647	$ 886
Short-term borrowings, interest rate, at year end	0.30%	0.23%	0.12%
Short-term borrowings, average for the year	$ 1,015	$ 1,169	$ 2,366
Short-term borrowings, interest rate, average for the year	17.17%	15.05%	7.94%
Short-term borrowings, maximum month end balance	$ 2,487	$ 1,868	$ 3,258
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 801	$ 1,092	$ 948
Short-term borrowings, interest rate, at year end	0.12%	0.02%	0.05%
Short-term borrowings, average for the year	$ 891	$ 973	$ 798
Short-term borrowings, interest rate, average for the year	0.18%	0.10%	1.07%
Short-term borrowings, maximum month end balance	$ 1,177	$ 1,124	$ 948
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 10,010	$ 22,022	$ 22,197
Short-term borrowings, interest rate, at year end	0.30%	0.21%	0.12%
Short-term borrowings, average for the year	$ 14,827	$ 21,892	$ 21,227
Short-term borrowings, interest rate, average for the year	0.26%	0.12%	0.12%
Short-term borrowings, maximum month end balance	$ 21,441	$ 23,101	$ 22,322
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 2,705	$ 4,116	$ 5,862
Short-term borrowings, interest rate, at year end	1.00%	0.69%	0.51%
Short-term borrowings, average for the year	$ 3,173	$ 3,926	$ 5,861
Short-term borrowings, interest rate, average for the year	1.67%	1.13%	0.78%
Short-term borrowings, maximum month end balance	$ 6,771	$ 7,656	$ 7,417